GENERAL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vote	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 23, 2021 vote
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Cash and cash equivalents	$ 72,262	$ 41,232	$ 56,762
Negative cash flow used in operating activities	$ 68,985	$ 89,273	$ 112,585
Class B Ordinary Shares
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of votes | vote	10			10